Borrowings - Total Loans (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Long-Term Debt [Abstract]
Total borrowings	$ 252,688	$ 249,210
Less: current portion of long-term debt	(10,570)	(38,496)
Less: current portion of financial liabilities	(21,833)	(8,237)
Less: Deferred financing costs	(4,404)	(3,552)
Total long-term borrowings, net	$ 215,881	$ 198,925